Summary of significant accounting policies- Others (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥) shares
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Reclassification of comparative figures
Reduction to current prepayments, receivables and other assets		¥ 28,408,000,000		$ 6,891	¥ 43,228,000,000
Prepayments, receivables and other assets, non-current		8,703,000,000		2,694	16,897,000,000
Reduction to accrued expenses, accounts payable and other liabilities		46,979,000,000		12,940	81,165,000,000
Deferred tax liabilities		10,361,000,000		$ 3,079	¥ 19,312,000,000
Accounting Standards Update 2015-17 | Adjustment
Reclassification of comparative figures
Reduction to current prepayments, receivables and other assets		(652,000,000)
Prepayments, receivables and other assets, non-current		652,000,000
Reduction to accrued expenses, accounts payable and other liabilities		(207,000,000)
Deferred tax liabilities		207,000,000
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 298,000,000	836,000,000	¥ 529,000,000
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%
Share repurchase for purpose of certain equity investment plans for management
Treasury shares
Number of ordinary shares included in treasury shares account | shares		20,789,596		20,789,596	20,789,596
Company's share of an equity method investee's in the Company | Suning
Treasury shares
Number of ordinary shares included in treasury shares account | shares		5,262,306		4,162,856	4,162,856